(Loss)/Earnings Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (134,112)	$ (56,203)	$ (109,063)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(16,202)	(10,773)	(1,927)
Loss available to Navios Holdings common stockholders, basic and diluted	$ (150,314)	$ (66,976)	$ (110,990)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders - adjusted weighted shares	105,896,235	103,476,614	101,854,415
Basic and diluted net loss per share attributable to Navios Holdings stockholders	$ (1.42)	$ (0.65)	$ (1.09)